UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Woodley Farra Manion Portfolio Management, Inc.
Address: One Indiana Square, Suite 2254
         Indianapolis, IN  46204

13F File Number:  28-10031

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald F. Woodley
Title:     President
Phone:     317-269-0224

Signature, Place, and Date of Signing:

     /s/  Donald F. Woodley     Indianapolis, IN     February 01, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $337,951 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    16181   288182 SH       Sole                   288182        0        0
ALLSTATE CORP                  COM              020002101    11185   214143 SH       Sole                   214143        0        0
ANADARKO PETE CORP             COM              032511107      481     7315 SH       Sole                     7315        0        0
ARROW ELECTRS INC              COM              042735100    15811   402516 SH       Sole                   402516        0        0
AT&T INC                       COM              00206R102      550    13231 SH       Sole                    13231        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103    12063   270893 SH       Sole                   270893        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      549      116 SH       Sole                      116        0        0
BP PLC                         SPONSORED ADR    055622104    16771   229209 SH       Sole                   229209        0        0
CHEVRON CORP NEW               COM              166764100    19030   203896 SH       Sole                   203896        0        0
CITIGROUP INC                  COM              172967101      751    25522 SH       Sole                    25522        0        0
CONOCOPHILLIPS                 COM              20825C104      502     5683 SH       Sole                     5683        0        0
DISNEY WALT CO                 COM DISNEY       254687106      258     8007 SH       Sole                     8007        0        0
Duke Energy Corp  New          COM              264399106    16088   797614 SH       Sole                   797614        0        0
EMERSON ELEC CO                COM              291011104      359     6328 SH       Sole                     6328        0        0
EXXON MOBIL CORP               COM              30231g102     3417    36475 SH       Sole                    36475        0        0
FIRST HORIZON NATL CORP        COM              320517105     3730   205518 SH       Sole                   205518        0        0
GENERAL ELECTRIC CO            COM              369604103    15642   421963 SH       Sole                   421963        0        0
HOME DEPOT INC                 COM              437076102     8189   303978 SH       Sole                   303978        0        0
HUBBELL INC                    CL B             443510201     6909   133897 SH       Sole                   133897        0        0
INTEL CORP                     COM              458140100    18119   679623 SH       Sole                   679623        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      599     5542 SH       Sole                     5542        0        0
INTUITIVE SURGICAL INC         COM NEW          46120E602      452     1400 SH       Sole                     1400        0        0
JOHNSON & JOHNSON              COM              478160104     1681    25206 SH       Sole                    25206        0        0
JP MORGAN CHASE & CO           COM              46625H100      797    18263 SH       Sole                    18263        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    19013   179473 SH       Sole                   179473        0        0
LILLY ELI & CO                 COM              532457108    15015   281229 SH       Sole                   281229        0        0
MCDONALDS CORP                 COM              580135101    18015   305812 SH       Sole                   305812        0        0
MERCK & CO INC                 COM              589331107      286     4913 SH       Sole                     4913        0        0
MICROSOFT CORP                 COM              594918104     8145   228805 SH       Sole                   228805        0        0
NATIONAL CITY CORP             COM              635405103     5984   363551 SH       Sole                   363551        0        0
NISOURCE INC                   COM              65473p105      366    19390 SH       Sole                    19390        0        0
PEPSICO INC                    COM              713448108      520     6857 SH       Sole                     6857        0        0
PFIZER INC                     COM              717081103      521    22927 SH       Sole                    22927        0        0
PROCTER & GAMBLE CO            COM              742718109      247     3367 SH       Sole                     3367        0        0
ROWAN COS INC                  COM              779382100    17260   437402 SH       Sole                   437402        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      363     4308 SH       Sole                     4308        0        0
SCHLUMBERGER LTD               COM              806857108      929     9439 SH       Sole                     9439        0        0
SPECTRA ENERGY CORP            COM              847560109     4750   183973 SH       Sole                   183973        0        0
ST JUDE MED INC                COM              790849103    15656   385247 SH       Sole                   385247        0        0
Transocean Inc                 COM              G90078109    13009    90873 SH       Sole                    90873        0        0
VECTREN CORP                   COM              92240G101      322    11110 SH       Sole                    11110        0        0
VERIZON COMMUNICATIONS         COM              92343V104    18442   422117 SH       Sole                   422117        0        0
WAL MART STORES INC            COM              931142103    14829   312003 SH       Sole                   312003        0        0
WELLS FARGO & CO NEW           COM              949746101    11470   379916 SH       Sole                   379916        0        0
WILLIAMS COS INC DEL           COM              969457100     2277    63640 SH       Sole                    63640        0        0
WYETH                          COM              983024100      418     9450 SH       Sole                     9450        0        0